Taxes (Details) - Schedule of Total Unrecognized Tax Benefits - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2023	Sep. 30, 2022
Schedule of Total Unrecognized Tax Benefits [Abstract]
Balance at beginning of period	[1]	$ 2,573,830	$ 2,475,474
Increase related to current year tax positions		179,918	293,960
Settlement
Foreign exchange translation effect		95,001	(195,604)
Balance at end of period		$ 2,848,749	$ 2,573,830 [1]

[1]	The beginning balance for the six months ended March 31, 2023 and September 30, 2022 is updated to disclose uncertain tax positions that were included in income tax payable.